CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND COMPREHENSIVE LOSS (USD $) In Thousands	Common Stock [Member]	Series A Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balances at Mar. 17, 1996	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balances (in shares) at Mar. 17, 1996	0	0	0
Accretion of membership units mandatory redemption obligation	0	0	0	0	0	(106)	0	(106)
Net Loss						(1,233)		(1,233)
Balance at Dec. 31, 1996	0	0	0	0	0	(1,339)	0	(1,339)
Balances (in shares) at Dec. 31, 1996	0	0	0
Accretion of membership units mandatory redemption obligation	0	0	0	0	0	(275)	0	(275)
Net Loss						(2,560)		(2,560)
Balance at Dec. 31, 1997	0	0	0	0	0	(4,174)	0	(4,174)
Balances (in shares) at Dec. 31, 1997	0	0	0
Conversion of membership units to common stock	2	0	0	0	0	(2)	0	0
Conversion of membership units to common stock (in shares)	2,203	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(329)	0	(329)
Net Loss						(4,719)		(4,719)
Balance at Dec. 31, 1998	2	0	0	0	0	(9,224)	0	(9,222)
Balances (in shares) at Dec. 31, 1998	2,203	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(354)	0	(354)
Warrants issued for services	0	0	0	394	0	0	0	394
Net Loss						(5,609)		(5,609)
Balance at Dec. 31, 1999	2	0	0	394	0	(15,187)	0	(14,791)
Balances (in shares) at Dec. 31, 1999	2,203	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(430)	0	(430)
Warrants issued for services	0	0	0	368	0	0	0	368
Issuance of Series C preferred stock warrants in connection with lease agreement	0	0	0	43	0	0	0	43
Exercise of stock options and warrants for cash	0	0	0	1	0	0	0	1
Exercise of stock options and warrants for cash (in shares)	2	0	0
Stock issuance in exchange for license option	0	0	0	4	0	0	0	4
Stock issuance in exchange for license option (in shares)	5	0	0
Issuance of Series D preferred stock warrants	0	0	0	4,039	0	0	0	4,039
Beneficial conversion feature of convertible promissory notes	0	0	0	1,026	0	0	0	1,026
Issuance of common stock warrants	0	0	0	3	0	0	0	3
Cancellation of common stock	0	0	0	0	0	0	0	0
Cancellation of common stock (in shares)	(275)	0	0
Net Loss	0	0	0	0	0	(12,779)	0	(12,779)
Balance at Dec. 31, 2000	2	0	0	5,878	0	(28,396)	0	(22,516)
Balances (in shares) at Dec. 31, 2000	1,935	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(379)	0	(379)
Warrants issued for services	0	0	0	2,287	0	0	0	2,287
Exercise of stock options and warrants for cash	1	0	0	407	0	0	0	408
Exercise of stock options and warrants for cash (in shares)	1,158	0	0
Issuance of Series D preferred stock warrants	0	0	0	225	0	0	0	225
Beneficial conversion feature of convertible promissory notes	0	0	0	456	0	0	0	456
Beneficial conversion feature of Series D preferred stock	0	0	0	4,274	0	(4,274)	0	0
Issuance of common stock in initial public offering	4	0	0	17,151	0	0	0	17,155
Issuance of common stock in initial public offering (in shares)	4,000	0	0
Conversion of preferred stock into common stock	10	0	0	31,569	0	0	0	31,579
Conversion of preferred stock into common stock (in shares)	9,776	0	0
Series A preferred stock redemption fee	0	0	0	0	0	(1,700)	0	(1,700)
Deferred compensation related to employee restricted stock option	0	0	0	1,330	(1,330)	0	0	0
Amortization of deferred compensation	0	0	0	0	314	0	0	314
Issuance of stock options to nonemployees for services	0	0	0	45	0	0	0	45
Net Loss	0	0	0	0	0	(10,940)	0	(10,940)
Balance at Dec. 31, 2001	17	0	0	63,622	(1,016)	(45,689)	0	16,934
Balances (in shares) at Dec. 31, 2001	16,869	0	0
Stock compensation expense	0	0	0	22	(22)	0	0	0
Exercise of stock options and warrants for cash	0	0	0	18	0	0	0	18
Exercise of stock options and warrants for cash (in shares)	32	0	0
Issuance of common stock warrants	0	0	0	80	0	0	0	80
Cancellation of common stock	0	0	0	(301)	301	0	0	0
Deferred compensation related to employee restricted stock option	0	0	0	449	(449)	0	0	0
Deferred compensation related to employee restricted stock option (in shares)	99	0	0
Amortization of deferred compensation	0	0	0	0	350	0	0	350
Issuance of unregistered common stock	1	0	0	199	0	0	0	200
Issuance of unregistered common stock (in shares)	1,000	0	0
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	6	0	0	0	6
Issuance of common stock, Employee Stock Purchase Plan (in shares)	9	0	0
Issuance of restricted stock to nonemployees	0	0	0	34	0	0	0	34
Issuance of restricted stock to nonemployees (in shares)	8	0	0
Issuance of stock options to nonemployees for services	0	0	0	57	0	0	0	57
Cancellation of employee restricted stock grants	0	0	0	(392)	392	0	0	0
Cancellation of employee restricted stock grants (in shares)	(87)	0	0
Net Loss	0	0	0	0	0	(12,804)	0	(12,804)
Balance at Dec. 31, 2002	18	0	0	63,794	(444)	(58,493)	0	4,875
Balances (in shares) at Dec. 31, 2002	17,930	0	0
Exercise of stock options and warrants for cash	0	0	0	0	0	0	0	0
Exercise of stock options and warrants for cash (in shares)	8	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	114	0	0	0	114
Cancellation of common stock	0	0	0	(131)	131	0	0	0
Amortization of deferred compensation	0	0	0	0	240	0	0	240
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	0	0	0	0	0
Issuance of common stock, Employee Stock Purchase Plan (in shares)	4	0	0
Cancellation of employee restricted stock grants	0	0	0	(20)	20	0	0	0
Cancellation of employee restricted stock grants (in shares)	(4)	0	0
Issuance of unregistered common stock to Medarex	1	0	0	199	0	0	0	200
Issuance of unregistered common stock to Medarex (in shares)	1,000	0	0
Issuance of unregistered common stock to Nexus	0	0	0	35	0	0	0	35
Issuance of unregistered common stock to Nexus (in shares)	90	0	0
Issuance of common stock warrants	0	0	0	80	0	0	0	80
Issuance of common stock warrants	0	0	0	221	0	0	0	221
Non-employee stock compensation	0	0	0	2	0	0	0	2
Net Loss	0	0	0	0	0	(5,752)	0	(5,752)
Balance at Dec. 31, 2003	19	0	0	64,294	(53)	(64,245)	0	15
Balances (in shares) at Dec. 31, 2003	19,028	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	1,156	0	0	0	1,156
Issuance of common stock warrants	0	0	0	1,711	0	0	0	1,711
Cancellation of common stock	0	0	0	(5)	5	0	0	0
Amortization of deferred compensation	0	0	0	0	41	0	0	41
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	0	0	0	0	0
Issuance of common stock, Employee Stock Purchase Plan (in shares)	1	0	0
Warrant valuation		0	0	368	0	0	0	368
Net Loss	0	0	0	0	0	(8,508)	0	(8,508)
Balance at Dec. 31, 2004	19	0	0	67,524	(7)	(72,753)	0	(5,217)
Balances (in shares) at Dec. 31, 2004	19,029	0	0
Common Stock warrant liability	0	0	0	(604)	0	0	0	(604)
Exercise of stock options and warrants for cash	0	0	0	4	0	0	0	4
Exercise of stock options and warrants for cash (in shares)	49	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	1,172	0	0	0	1,172
Issuance of common stock warrants	0	0	0	1,878	0	0	0	1,878
Amortization of deferred compensation	0	0	0	0	7	0	0	7
Issuance of stock options to nonemployees for services	0	0	0	3	0	0	0	3
Issuance of unregistered common stock and preferred stock to Toucan Capital	0	33	0	1,243	0	0	0	1,276
Issuance of unregistered common stock and preferred stock to Toucan Capital (in shares)	0	32,500	0
Net Loss	0	0	0	0	0	(9,937)	0	(9,937)
Balance at Dec. 31, 2005	19	33	0	71,220	0	(82,690)	0	(11,418)
Balances (in shares) at Dec. 31, 2005	19,078	32,500	0
Stock compensation expense	0	0	0	19	0	0	0	19
Common Stock warrant liability	0	0	0	(6,523)	0	0	0	(6,523)
Exercise of stock options and warrants for cash	0	0	0	9	0	0	0	9
Exercise of stock options and warrants for cash (in shares)	66	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	64	0	0	0	64
Issuance of common stock warrants	0	0	0	236	0	0	0	236
Issuance of common stock in initial public offering	39	0	0	4,649	0	0	0	4,688
Issuance of common stock in initial public offering (in shares)	39,468	0	0
Issuance of warrants to PIPE investment bankers	0	0	0	395	0	0	0	395
Conversion of notes payable due to Toucan Capital to Series A-1 preferred stock	0	0	5	7,702	0	0	0	7,707
Conversion of notes payable due to Toucan Capital to Series A-1 preferred stock (in shares)	0	0	4,817
Conversion of notes payable due to management to common stock	3	0	0	266	0	0	0	269
Conversion of notes payable due to management to common stock (in shares)	2,688	0	0
Exercise of stock options - cashless	4	0	0	(4)	0	0	0	0
Exercise of stock options - cashless (in shares)	3,942	0	0
Net Loss	0	0	0	0	0	(1,395)	0	(1,395)
Balance at Dec. 31, 2006	65	33	5	78,033	0	(84,085)	0	(5,949)
Balances (in shares) at Dec. 31, 2006	65,241	32,500	4,817
Stock compensation expense	0	0	0	2,679	0	0	0	2,679
Cumulative translation adjustment	0	0	0	0	0	0	(4)	(4)
Beneficial conversion feature of convertible promissory notes	0	0	0	1,198	0	0	0	1,198
Issuance of common stock warrants	0	0	0	4,495	0	0	0	4,495
Issuance of common stock in initial public offering	16	0	0	25,870	0	0	0	25,886
Issuance of common stock in initial public offering (in shares)	15,789	0	0
Exercise of stock options - cashless	0	0	0	0	0	0	0	0
Exercise of stock options - cashless (in shares)	335	0	0
Conversion of common stock at par related to the reverse stock split	(61)	0	0	61	0	0	0	0
Conversion of common stock at par related to the reverse stock split (in shares)	(60,892)	0	0
Conversion of Series A and A-1 preferred stock into common stock	15	(33)	(5)	23	0	0	0	0
Conversion of Series A and A-1 preferred stock into common stock (in shares)	15,012	(32,500)	(4,817)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	7	0	0	12,342	0	(12,349)	0	0
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences (in shares)	6,861	0	0
Modification of preferred stock Series A and Series A-1 warrants	0	0	0	18,699	0	(18,699)	0	0
Preferred stock dividends	0	0	0	0	0	(1,251)	0	(1,251)
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	4,664	0	(4,664)	0	0
Net Loss	0	0	0	0	0	(21,247)	0	(21,247)
Total comprehensive loss								(21,251)
Balance at Dec. 31, 2007	42	0	0	148,064	0	(142,295)	(4)	5,807
Balances (in shares) at Dec. 31, 2007	42,346	0	0
Stock compensation expense	0	0	0	3,001	0	0	0	3,001
Cumulative translation adjustment	0	0	0	0	0	0	(20)	(20)
Stock issuance in exchange for license option	0	0	0	225	0	0	0	225
Stock issuance in exchange for license option (in shares)	122	0	0
Issuance of common stock warrants	0	0	0	1,017	0	0	0	1,017
Exercise of stock options - cashless	0	0	0	1	0	0	0	1
Exercise of stock options - cashless (in shares)	25	0	0
Net Loss	0	0	0	0	0	(22,331)	0	(22,331)
Total comprehensive loss								(22,351)
Balance at Dec. 31, 2008	42	0	0	152,308	0	(164,626)	(24)	(12,300)
Balances (in shares) at Dec. 31, 2008	42,493	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	2,578	0	0	0	2,578
Stock compensation expense	0	0	0	2,712	0	0	0	2,618
Stock and warrants issued for services	3	0	0	2,819	0	0	0	2,916
Stock and warrants issued for services (in shares)	3,662	0	0
Issuance of common stock in private placements	2	0	0	1,391	0	0	0	1,393
Issuance of common stock in private placements (in shares)	2,378	0	0
Loan conversion and conversion inducement	10	0	0	7,321	0	0	0	7,331
Loan conversion and conversion inducement (in shares)	8,547	0	0
Cumulative translation adjustment	0	0	0	0	0	0	(25)	(25)
Warrants issued for services	0	0	0	1,645	0	0	0	1,645
Exercise of stock options - cashless	0	0	0	0	0	0	0	0
Exercise of stock options - cashless (in shares)	20	0	0
Exercise of warrants - cashless	0	0	0	0	0	0	0	0
Exercise of warrants - cashless (in shares)	1,214	0	0
Loan conversion	1	0	0	111	0	0	0	112
Loan conversion (in shares)	563	0	0
Net Loss	0	0	0	0	0	(26,954)	0	(26,954)
Total comprehensive loss								(26,979)
Balance at Dec. 31, 2009	58	0	0	170,885	0	(191,580)	(49)	(20,686)
Balances (in shares) at Dec. 31, 2009	58,877	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	3,254	0	0	0	3,254
Stock compensation expense	0	0	0	2,004	0	0	0	2,004
Stock and warrants issued for services	2	0	0	2,246	0	0	0	2,248
Stock and warrants issued for services (in shares)	2,264	0	0
Interest extensions and warrant valuations	1	0	0	2,627	0	0	0	2,628
Interest extensions and warrant valuations (in shares)	1,139	0	0
Issuance of common stock in private placements	6	0	0	3,832	0	0	0	3,838
Issuance of common stock in private placements (in shares)	5,118	0	0
Loan conversion and conversion inducement	6	0	0	6,406	0	0	0	6,412
Loan conversion and conversion inducement (in shares)	5,720	0	0
Cumulative translation adjustment	0	0	0	0	0	0	(104)	(104)
Issuance of common stock warrants	0	0	0	90	0	0	0	90
Net Loss	0	0	0	0	0	(27,368)	0	(27,368)
Total comprehensive loss								(27,472)
Balance at Dec. 31, 2010	73	0	0	191,344	0	(218,948)	(153)	(27,684)
Balances (in shares) at Dec. 31, 2010	73,118	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	4,267	0	0	0	4,267
Stock compensation expense	0	0	0	8,445	0	0	0	8,445
Stock and warrants issued for services	8	0	0	5,369	0	0	0	5,377
Stock and warrants issued for services (in shares)	8,047	0	0
Interest extensions and warrant valuations	0	0	0	797	0	0	0	797
Interest extensions and warrant valuations (in shares)	0	0	0
Issuance of common stock in private placements	7	0	0	5,494	0	0	0	5,501
Issuance of common stock in private placements (in shares)	8,183	0	0
Loan conversion and conversion inducement	62	0	0	21,712	0	0	0	21,774
Loan conversion and conversion inducement (in shares)	59,997	0	0
Cumulative translation adjustment	0	0	0	0	0	0	3	3
Reclassified equity instruments	0	0	0	(38,723)	0	0	0	(38,723)
Embedded derivitive liabilities reclassified	0	0	0	900	0	0	0	900
Net Loss	0	0	0	0	0	(32,830)	0	(32,830)
Total comprehensive loss								(32,827)
Balance at Dec. 31, 2011	$ 150	$ 0	$ 0	$ 199,605	$ 0	$ (251,778)	$ (150)	$ (52,173)
Balances (in shares) at Dec. 31, 2011	149,345	0	0